UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Explanatory Note:

Subsequent to the Form N-CSR filing (on January 9, 2026) for The Advisors’ Inner Circle Fund I (the “Trust”), a misstatement of certain amounts related to PricewaterhouseCoopers LLP (“PwC”) fees in Item 4 (Principal Accountant Fees and Services) for the fiscal year ended October 31, 2025, was identified. This filing intends to correct the fees for services provided to the Trust by PwC. The amounts provided for the fiscal year ended October 31, 2024, were appropriately stated and have not changed. There are no other changes included in this supplemental filing.

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

LSV U.S. Managed Volatility Fund

Institutional Class Shares - LSVMX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the LSV U.S. Managed Volatility Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.lsvasset.com/us-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV U.S. Managed Volatility Fund, Institutional Class Shares	$58	0.55%

How did the Fund perform in the last year?

The broad U.S. equity market as measured by the S&P 500 Index was up 21.45% for the twelve months ended October 31, 2025. The market’s strong performance came despite persistent macroeconomic uncertainty, including concerns about slowing global growth, inflation dynamics, and shifting expectations around Federal Reserve policy. The resilience of the U.S. economy and continued earnings strength among large-cap technology companies were key drivers of the positive returns. While the market once again rewarded mega-cap growth stocks, smaller-cap and value-oriented stocks lagged behind. Small cap stocks underperformed large caps over the period as the Russell 1000 Index was up 21.14%, while the Russell 2000 Index gained 14.41% (both in USD). From a style perspective, value stocks (as measured by the Russell Indices) underperformed growth—the Russell 1000 Value Index was up 11.15%, while the Russell 1000 Growth Index rose 30.53% (both in USD). Lower volatility stocks also lagged during the period as the MSCI USA Minimum Volatility Index returned 4.81%.

The LSV U.S. Managed Volatility Fund holds securities that are believed to have less volatility than the overall equity markets and high expected returns based on LSV’s quantitative alpha model. Stocks are ranked on an assortment of factors to estimate a risk score. The risk score is a function of beta, standard deviation and volatility of operating performance (cash flows and earnings).

The LSV U.S. Managed Volatility Equity Fund, Institutional Class Shares returned 11.47% for the period. The Fund’s value bias detracted value over the period as cheaper stocks on an earnings and cash flow basis did not keep pace with the market. Additionally, the lower volatility profile of the portfolio also detracted significantly. Performance attribution indicates that both stock and sector selection detracted from the portfolio relative returns for the period. Stock selection losses were primarily the result of the underperformance of deep value names within the Information Technology, Communication Services, and Industrials. From a sector perspective, relative losses were largely the result of our underweight positions in the Information Technology sector as well as our overweight to Consumer Staples and Health Care stocks. Top contributors for the year included our overweight positions in IBM, Cardinal Health, Bank of New York Mellon. Individual detractors included our overweight positions in Comcast, Molson Coors Beverage, and HP. Not owning Nvidia, Broadcom, Tesla, Palantir Technology, Microsoft, and Amazon contributed to losses.

The Fund’s is currently trading at 11.8x forward earnings compared to 25x for the S&P 500, 2x book value compared to 5.5x for the S&P 500 and 8.3x cash flow compared to 21.2x for the S&P 500. The Fund is overweight the Consumer Staples, Health Care, and Utilities while underweight Information Technology, Consumer Discretionary, and Industrials.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	LSV U.S. Managed Volatility Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Oct/15	$100,000	$100,000
Oct/16	$106,634	$104,509
Oct/17	$121,611	$129,207
Oct/18	$131,540	$138,699
Oct/19	$146,479	$158,569
Oct/20	$126,819	$173,967
Oct/21	$166,315	$248,623
Oct/22	$164,731	$212,297
Oct/23	$163,211	$233,830
Oct/24	$205,996	$322,725
Oct/25	$229,632	$391,957

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-386-3578 or visit https://www.lsvasset.com/us-managed-volatility-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV U.S. Managed Volatility Fund, Institutional Class Shares	11.47%	12.61%	8.67%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%

Key Fund Statistics as of October 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$24,178	110	$12	30%

What did the Fund invest in?

Sector/Asset WeightingsFootnote Reference*

Value	Value
Real Estate	0.3%
Repurchase Agreement	0.5%
Materials	2.7%
Energy	3.1%
Utilities	5.6%
Industrials	5.7%
Consumer Discretionary	7.1%
Communication Services	9.8%
Consumer Staples	11.2%
Health Care	14.1%
Financials	14.6%
Information Technology	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems	2.9%
Amdocs	2.4%
Verizon Communications	2.4%
AT&T	2.3%
Bank of New York Mellon	2.2%
TD SYNNEX	1.7%
Gilead Sciences	1.7%
ExxonMobil	1.7%
Cognizant Technology Solutions, Cl A	1.6%
NewMarket	1.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/us-managed-volatility-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

LSV U.S. Managed Volatility Fund / Institutional Class Shares - LSVMX

Annual Shareholder Report: October 31, 2025

LSVMX-AR-2025

The Advisors' Inner Circle Fund

LSV U.S. Managed Volatility Fund

Investor Class Shares - LVAMX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the LSV U.S. Managed Volatility Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.lsvasset.com/us-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV U.S. Managed Volatility Fund, Investor Class Shares	$85	0.80%

How did the Fund perform in the last year?

The broad U.S. equity market as measured by the S&P 500 Index was up 21.45% for the twelve months ended October 31, 2025. The market’s strong performance came despite persistent macroeconomic uncertainty, including concerns about slowing global growth, inflation dynamics, and shifting expectations around Federal Reserve policy. The resilience of the U.S. economy and continued earnings strength among large-cap technology companies were key drivers of the positive returns. While the market once again rewarded mega-cap growth stocks, smaller-cap and value-oriented stocks lagged behind. Small cap stocks underperformed large caps over the period as the Russell 1000 Index was up 21.14%, while the Russell 2000 Index gained 14.41% (both in USD). From a style perspective, value stocks (as measured by the Russell Indices) underperformed growth—the Russell 1000 Value Index was up 11.15%, while the Russell 1000 Growth Index rose 30.53% (both in USD). Lower volatility stocks also lagged during the period as the MSCI USA Minimum Volatility Index returned 4.81%.

The LSV U.S. Managed Volatility Fund holds securities that are believed to have less volatility than the overall equity markets and high expected returns based on LSV’s quantitative alpha model. Stocks are ranked on an assortment of factors to estimate a risk score. The risk score is a function of beta, standard deviation and volatility of operating performance (cash flows and earnings).

The LSV U.S. Managed Volatility Equity Fund, Investor Class Share returned 11.26% for the period. The Fund’s value bias detracted value over the period as cheaper stocks on an earnings and cash flow basis did not keep pace with the market. Additionally, the lower volatility profile of the portfolio also detracted significantly. Performance attribution indicates that both stock and sector selection detracted from the portfolio relative returns for the period. Stock selection losses were primarily the result of the underperformance of deep value names within the Information Technology, Communication Services, and Industrials. From a sector perspective, relative losses were largely the result of our underweight positions in the Information Technology sector as well as our overweight to Consumer Staples and Health Care stocks. Top contributors for the year included our overweight positions in IBM, Cardinal Health, Bank of New York Mellon. Individual detractors included our overweight positions in Comcast, Molson Coors Beverage, and HP. Not owning Nvidia, Broadcom, Tesla, Palantir Technology, Microsoft, and Amazon contributed to losses.

The Fund’s is currently trading at 11.8x forward earnings compared to 25x for the S&P 500, 2x book value compared to 5.5x for the S&P 500 and 8.3x cash flow compared to 21.2x for the S&P 500. The Fund is overweight the Consumer Staples, Health Care, and Utilities while underweight Information Technology, Consumer Discretionary, and Industrials.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	LSV U.S. Managed Volatility Fund, Investor Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000
Oct/16	$10,638	$10,451
Oct/17	$12,122	$12,921
Oct/18	$13,071	$13,870
Oct/19	$14,520	$15,857
Oct/20	$12,543	$17,397
Oct/21	$16,406	$24,862
Oct/22	$16,213	$21,230
Oct/23	$16,025	$23,383
Oct/24	$20,182	$32,272
Oct/25	$22,453	$39,196

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-386-3578 or visit https://www.lsvasset.com/us-managed-volatility-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV U.S. Managed Volatility Fund, Investor Class Shares	11.26%	12.35%	8.42%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%

Key Fund Statistics as of October 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$24,178	110	$12	30%

What did the Fund invest in?

Sector/Asset WeightingsFootnote Reference*

Value	Value
Real Estate	0.3%
Repurchase Agreement	0.5%
Materials	2.7%
Energy	3.1%
Utilities	5.6%
Industrials	5.7%
Consumer Discretionary	7.1%
Communication Services	9.8%
Consumer Staples	11.2%
Health Care	14.1%
Financials	14.6%
Information Technology	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems	2.9%
Amdocs	2.4%
Verizon Communications	2.4%
AT&T	2.3%
Bank of New York Mellon	2.2%
TD SYNNEX	1.7%
Gilead Sciences	1.7%
ExxonMobil	1.7%
Cognizant Technology Solutions, Cl A	1.6%
NewMarket	1.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/us-managed-volatility-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

LSV U.S. Managed Volatility Fund / Investor Class Shares - LVAMX

Annual Shareholder Report: October 31, 2025

LVAMX-AR-2025

(b)              Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1)         The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)         The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$96,175	None	None	$91,274	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	None	None	$682,400	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

2

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$587,404	None	None	$539,063	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$45,800	None	None	$43,700	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

3

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to service affiliates of the funds.

(e)(1)        The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

4

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)             Not applicable.

(g)             The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $682,400 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

5

(h)             During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)              Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)              Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)             The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)             Not applicable.

6

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND

U.S. Managed Volatility Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

October 31, 2025

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

THE ADVISORS’ INNER CIRCLE FUND	LSV U.S. Managed Volatility Fund October 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR) Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Report of Independent Registered Public Accounting Firm	13
Notice to Shareholders (Unaudited)	14
Other Information (Form N-CSR Items 8-11) (Unaudited)	15

Schedule of Investments

October 31, 2025

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Common Stock (99.1%)
Communication Services (9.8%)
Alphabet, Cl A	1,000	$281
AT&T	22,300	552
Cogeco Communications	1,900	86
Comcast, Cl A	9,000	251
Electronic Arts	600	120
Fox, Cl A	4,000	259
SK Telecom ADR	4,900	99
Verizon Communications	14,800	588
Yelp, Cl A*	4,000	132
		2,368

Consumer Discretionary (7.1%)
ADT	16,000	141
Autoliv	1,250	146
BorgWarner	5,000	215
Canadian Tire, Cl A	1,100	126
eBay	3,800	309
H&R Block	5,100	254
Honda Motor ADR	8,700	265
La-Z-Boy	2,500	79
Mattel*	9,600	177
		1,712

Consumer Staples (11.2%)
Albertsons, Cl A	16,000	283
Altria Group	6,300	355
Archer-Daniels-Midland	3,500	212
Bunge Global	1,700	161
Campbell Soup	3,800	114
Central Garden & Pet, Cl A*	3,800	106
Conagra Brands	4,300	74
Fresh Del Monte Produce	6,000	212
General Mills	2,700	126
Ingredion	1,200	138
JM Smucker	1,100	114
Kraft Heinz	8,100	200
Kroger	5,100	325
Molson Coors Beverage, Cl B	6,300	275
		2,695

Energy (3.1%)
Eni ADR	6,900	255
ExxonMobil	3,500	400
TotalEnergies ADR	1,600	99
		754

Financials (14.6%)
Axis Capital Holdings	1,800	169
Bank of New York Mellon	4,900	529
Bank of Nova Scotia	1,500	98
Canadian Imperial Bank of Commerce	2,000	166
Citigroup	2,800	283
Everest Group	400	126
Federated Hermes, Cl B	4,300	208

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Financials (continued)
Hartford Financial Services Group	1,800	$224
HSBC Holdings ADR	4,800	336
Loews	2,100	209
MetLife	1,100	88
MGIC Investment	4,300	118
Old Republic International	6,500	257
Sixth Street Specialty Lending	4,700	106
State Street	2,200	254
Unum Group	2,900	213
Western Union	16,800	157
		3,541
Health Care (14.1%)
Amgen	400	119
Bristol-Myers Squibb	5,100	235
Cardinal Health	700	134
Centene*	3,100	110
Cigna Group	500	122
CVS Health	2,700	211
Exelixis*	7,700	298
Gilead Sciences	3,500	419
GSK ADR	5,800	272
Incyte*	2,900	271
Jazz Pharmaceuticals*	1,300	179
Johnson & Johnson	1,600	302
Merck	3,100	266
Organon	1,300	9
Pfizer	11,300	279
United Therapeutics*	400	178
		3,404

Industrials (5.7%)
Allison Transmission Holdings	2,400	198
Brink’s	1,170	130
CSG Systems International	3,700	290
Cummins	300	131
Genpact	3,400	130
Maximus	1,700	141
Science Applications International	1,600	150
Textron	2,600	210
		1,380

Information Technology (24.9%)
Alarm.com Holdings*	2,100	103
Amdocs	7,000	590
Arrow Electronics*	2,200	246
Avnet	5,500	267
Canon ADR	9,000	258
Cisco Systems	9,700	709
Cognizant Technology Solutions, Cl A	5,300	386
Dropbox, Cl A*	12,900	374
F5*	900	228

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Information Technology (continued)
Gen Digital	10,800	$285
Hewlett Packard Enterprise	15,000	366
HP	10,500	291
International Business Machines	1,000	307
NetApp	1,700	200
NetScout Systems*	4,900	136
Nokia ADR	34,900	241
Open Text	6,600	253
QUALCOMM	1,200	217
TD SYNNEX	2,700	423
Vontier	3,500	135
		6,015
Materials (2.7%)
CF Industries Holdings	1,500	125
Glatfelter*	552	5
NewMarket	500	384
Sonoco Products	3,300	134
		648
Real Estate (0.3%)
EPR Properties‡	1,400	69
Utilities (5.6%)
American Electric Power	1,400	168
Evergy	1,700	131
Eversource Energy	3,100	229
Exelon	4,000	185
National Fuel Gas	3,300	260
Pinnacle West Capital	1,410	125
Portland General Electric	3,000	137
UGI	3,900	130
		1,365
TOTAL COMMON STOCK
(Cost $20,829)		23,951

LSV U.S. Managed Volatility Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (0.5%)
South Street Securities 3.650%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $111 (collateralized by various U.S. Treasury obligations, ranging in par value $29 - $82, 4.125% - 4.875%, 03/31/2029 – 08/15/2045; total market value $113)	$111	$111
TOTAL REPURCHASE AGREEMENT
(Cost $111)		111

Total Investments – 99.6%
(Cost $20,940)		$24,062

Percentages are based on Net Assets of $24,178 (000).

*	Non-income producing security.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,951	$—	$—	$23,951
Repurchase Agreement	—	111	—	111
Total Investments in Securities	$23,951	$111	$—	$24,062

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

October 31, 2025

	LSV U.S. Managed Volatility Fund
Assets:
Investments, at Value (Cost $20,940)	$24,062
Foreign Currency, at Value (Cost $82)	81
Dividends and Interest Receivable	40
Reclaims Receivable	3
Prepaid Expenses	15
Total Assets	24,201
Liabilities:
Payable due to Transfer Agent	6
Payable due to Investment Adviser	5
Payable for Printing Fees	5
Payable for Custody Fees	3
Payable for Professional Fees	2
Payable due to Administrator	1
Other Accrued Expenses	1
Total Liabilities	23
Net Assets	$24,178
Net Assets Consist of:
Paid-in Capital	$16,652
Total Distributable Earnings	7,526
Net Assets	$24,178
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($24,013 ÷ 2,128,209 shares)(1)	$11.28
Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($165 ÷ 14,412 shares)(1)	$11.41	*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the year ended October 31, 2025

LSV U.S. Managed Volatility Fund
Investment Income:
Dividend Income	$694
Interest Income	7
Foreign Taxes Withheld	(13)
Total Investment Income	688
Expenses:
Investment Advisory Fees	105
Administration Fees	14
Chief Compliance Officer Fees	2
Trustees’ Fees	1
Distribution Fees - Investor Class	1
Transfer Agent Fees	39
Registration and Filing Fees	38
Custodian Fees	15
Printing Fees	2
Professional Fees	2
Insurance and Other Fees	5
Total Expenses	224
Less: Waiver of Investment Advisory Fees	(93)
Less: Fees Paid Indirectly — (see Note 4)	(2)
Net Expenses	129
Net Investment Income	559
Net Realized Gain on Investments	3,994
Net Realized Loss on Foreign Currency Transactions	(4)
Net Realized Gain	3,990
Net Change in Unrealized Depreciation on Investments	(1,989)
Net Change in Unrealized Appreciation on Foreign Currency Translation	1
Net Unrealized Loss	(1,988)
Net Realized and Unrealized Gain	2,002
Net Increase in Net Assets Resulting from Operations	$2,561

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the year ended October 31,

	LSV U.S. Managed Volatility Fund
	2025	2024
Operations:
Net Investment Income	$559	$831
Net Realized Gain	3,990	2,655
Net Change in Unrealized Appreciation (Depreciation)	(1,988)	4,166
Net Increase in Net Assets Resulting from Operations	2,561	7,652
Distributions
Institutional Class Shares	(3,379)	(4,726)
Investor Class Shares	(32)	(44)
Total Distributions	(3,411)	(4,770)
Capital Share Transactions:
Institutional Class Shares:
Issued	791	440
Reinvestment of Dividends and Distributions	3,379	4,645
Redeemed	(12,534)	(4,443)
Net Increase (Decrease) from Institutional Class Shares Transactions	(8,364)	642
Investor Class Shares:
Issued	20	20
Reinvestment of Dividends and Distributions	32	45
Redeemed	(92)	(144)
Net Decrease from Investor Class Shares Transactions	(40)	(79)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(8,404)	563
Total Increase (Decrease) in Net Assets	(9,254)	3,445
Net Assets:
Beginning of Year	33,432	29,987
End of Year	$24,178	$33,432
Shares Transactions:
Institutional Class:
Issued	76	40
Reinvestment of Dividends and Distributions	324	445
Redeemed	(1,054)	(374)
Total Institutional Class Share Transactions	(654)	111
Investor Class:
Issued	2	2
Reinvestment of Dividends and Distributions	3	4
Redeemed	(9)	(13)
Total Investor Class Share Transactions	(4)	(7)
Net Increase (Decrease) in Shares Outstanding	(658)	104

The accompanying notes are an integral part of the financial statements

Financial Highlights

October 31, 2025

For a share outstanding throughout each year ended October 31,

	Net Asset Value Beginning of Year	Net Investment Income(1)	Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV U.S. Managed Volatility Fund
Institutional Class Shares
2025	$11.94	$0.26	$0.91	$1.17	$(0.37)	$(1.46)	$(1.83)	$11.28	11.47%	$24,013	0.55%	0.96%	2.40%	30%
2024	11.12	0.28	2.33	2.61	(0.29)	(1.50)	(1.79)	11.94	26.21	33,218	0.55	0.87	2.49	18
2023	12.47	0.28	(0.36)	(0.08)	(0.27)	(1.00)	(1.27)	11.12	(0.92)	29,708	0.55	0.78	2.38	21
2022	13.47	0.32	(0.42)	(0.10)	(0.32)	(0.58)	(0.90)	12.47	(0.95)	52,397	0.55	0.72	2.52	18
2021	10.68	0.28	2.97	3.25	(0.27)	(0.19)	(0.46)	13.47	31.14	61,130	0.55	0.69	2.21	16
Investor Class Shares
2025	$12.05	$0.24	$0.92	$1.16	$(0.34)	$(1.46)	$(1.80)	$11.41	11.26%	$165	0.80%	1.22%	2.19%	30%
2024	11.20	0.25	2.36	2.61	(0.26)	(1.50)	(1.76)	12.05	25.94	214	0.80	1.12	2.27	18
2023	12.55	0.25	(0.36)	(0.11)	(0.24)	(1.00)	(1.24)	11.20	(1.16)	279	0.80	1.03	2.13	21
2022	13.55	0.28	(0.41)	(0.13)	(0.29)	(0.58)	(0.87)	12.55	(1.17)	462	0.80	0.97	2.17	18
2021	10.69	0.25	2.98	3.23	(0.18)	(0.19)	(0.37)	13.55	30.80	342	0.80	0.94	2.00	16

†	Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

October 31, 2025

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the LSV U.S. Managed Volatility Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. companies. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At October 31, 2025, there were no securities valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Notes to Financial Statements

October 31, 2025

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Notes to Financial Statements

October 31, 2025

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

As of October 31, 2025, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(2)	Net Amount
South Street Securities	$111	$111	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Segment Reporting — In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Notes to Financial Statements

October 31, 2025

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2025, the Fund incurred $13,619 for these services.

The Fund has adopted a distribution plan under Rule 12b-1 under the1940 Act for the Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for the Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2025, the Fund incurred $515 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the year ended October 31, 2025, the Fund earned $1,740 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.45% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fees waivers and/or expense reimbursements to a maximum of 0.55% and 0.80% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2026. As of the year ended October 31, 2025, there are no fees previously waived that may be subject to possible future reimbursement.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2025, were as follows (000):

Purchases	$7,163
Sales	$18,449

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations and reclassification of long term capital gain distribution on REITs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2025.

The tax character of dividends and distributions paid during the years ended October 31, 2025 and 2024 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2025	$1,023	$2,388	$3,411
2024	956	3,814	4,770

Notes to Financial Statements

October 31, 2025

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$694
Undistributed Long-Term Capital Gain	3,768
Other Temporary Differences	1
Unrealized Appreciation	3,063
Total Distributable Earnings	$7,526

Capital loss carryforward rules allow for a Regulated Investment Company (“RIC”) to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund has no capital loss carryforwards at October 31, 2025.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2025, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$20,999	$4,770	$(1,707)	$3,063

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales.

8. Concentration of Risks:

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Although the Fund seeks to manage volatility within its portfolio, there is no guarantee that the Fund will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Adviser’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss, the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9. Concentration of Shareholders:

At October 31, 2025, 100% of total shares outstanding for the Institutional Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. At October 31, 2025, 89% of total shares outstanding for the Investor Class Shares were held by four record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

Notes to Financial Statements

October 31, 2025

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of LSV U.S. Managed Volatility Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of LSV U.S. Managed Volatility Fund (the “Fund”) (one of the funds constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Advisors’ Inner Circle Fund) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LSV Asset Management investment companies since 2005.

Philadelphia, Pennsylvania

December 22, 2025

NOTICE TO SHAREHOLDERS

OF

LSV U.S. MANAGED VOLATILITY FUND

(Unaudited)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income(6)
70.02%	29.98%	100.00%	90.26%	97.92%	0.00%	0.00%	100.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund-LSV U.S. Managed Volatility Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Trust:
The Advisors' Inner Circle Fund

Fund:
LSV U.S. Managed Volatility Fund

Adviser:
LSV Asset Management

Distributor:
SEI Investments Distribution Co.

Administrator:
SEI Investments Global Fund Services

Legal Counsel:
Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:
Ernst & Young LLP

LSV-AR-009-1200

7

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

8

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)             Not applicable.

(b)             Not applicable.

Item 19.	Exhibits.

(a)(1)        Code of Ethics attached hereto.

(a)(2)        Not applicable.

(a)(3)        A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)        Not applicable.

(a)(5)        Not applicable.

(b)             Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

9

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: May 22, 2026